Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000231392 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000231392 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231392 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231392 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231392 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231392 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231392 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231392 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231392 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231392 [Member] | Shinhan Financial Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231392 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000231392 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000231392 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000231392 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000231392 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000231392 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231392 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231392 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231392 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231392 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231392 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231392 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000231392 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000231392 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000231392 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000231392 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231392 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000231392 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231392 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231392 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231392 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231392 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231392 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Vista Outdoor Inc 4 50 03 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231395 [Member] | Permian Resources Operating LLC 9 88 07 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231395 [Member] | Markel Group Inc 6 00 06 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231395 [Member] | Albertsons Cos Inc Safeway Inc New Albertsons L P Albertsons LLC 4 63 01 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231395 [Member] | StoneX Group Inc 7 88 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231395 [Member] | Clarios Global L P Clarios U S Finance Co 6 25 05 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231395 [Member] | JB Poindexter And Co Inc 8 75 12 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231395 [Member] | GN Bondco LLC 9 50 10 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231395 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 00 06 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Post Holdings Inc 6 38 03 01 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000231395 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231400 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231400 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231400 [Member] | Anheuser Busch InBev S A N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231400 [Member] | Progressive The Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231400 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231400 [Member] | Nintendo Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231400 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231400 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231400 [Member] | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231400 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231400 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231400 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000231400 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000231400 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231400 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000231400 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231400 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000231400 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000231400 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231400 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000231400 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231400 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231400 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231400 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249810 [Member] | Freddie Mac Pool SD8233 5 00 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249810 [Member] | U S Treasury Bonds 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249810 [Member] | U S Treasury Bonds 4 25 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249810 [Member] | U S Treasury Notes 4 13 11 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249810 [Member] | Fannie Mae Pool BM4854 4 50 08 01 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249810 [Member] | Broadcom Inc 4 55 02 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249810 [Member] | Ingersoll Rand Inc 5 70 08 14 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249810 [Member] | Netflix Inc 4 90 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249810 [Member] | American International Group Inc 5 13 03 27 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249810 [Member] | Oracle Corp 4 90 02 06 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249810 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000249810 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249810 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000249810 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%